Investment Objectives and Goals	Sep. 30, 2026
Astoria US Equal Weight Quality Kings ETF
Prospectus [Line Items]
Risk/Return [Heading]	Astoria US Equal Weight Quality Kings ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Astoria US Equal Weight Quality Kings ETF (the “Fund”) seeks to provide long-term capital appreciation.
Astoria International Quality Growth Kings ETF
Prospectus [Line Items]
Risk/Return [Heading]	Astoria International Quality Growth Kings ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Astoria International Quality Growth Kings ETF (the “Fund”) seeks to provide long-term capital appreciation.
Astoria US Quality Growth Kings ETF
Prospectus [Line Items]
Risk/Return [Heading]	Astoria US Quality Growth Kings ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Astoria US Quality Growth Kings ETF (the “Fund”) seeks to provide long-term capital appreciation.
EA Astoria Beacon Dynamic Core US Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	EA Astoria Beacon Dynamic Core US Fixed Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The EA Astoria Beacon Dynamic Core US Fixed Income ETF (the “Fund”) seeks current income.